PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2024	2023

Computer and accessories	$-	$89,170
Office Equipment	-	25,420
Vehicle	-	25,365
Leasehold improvement	-	350,518
Less: accumulated depreciation	-	(414,003)
Property and equipment, net	$-	$76,470